Employee Benefits - Summary of Payment of Pension Benefit (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Japanese plans [Member]
Disclosure of pension benefit payments [Line Items]
2022	¥ 77,543
2023	81,611
2024	84,235
2025	81,464
2026	82,566
From 2027 to 2031	406,542
Total	813,960
Foreign plans [Member]
Disclosure of pension benefit payments [Line Items]
2022	50,206
2023	52,457
2024	54,480
2025	55,532
2026	57,408
From 2027 to 2031	312,785
Total	¥ 582,868